GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2017
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains/losses on sale of assets and termination of charters as follows:

	Year ended December 31,
(in thousands of $)	2017	2016	2015
(Loss)/gain on sale of vessels	(1,699)	(167)	7,364
Gain on termination of charters	2,823	—	—
Total gain/(loss) on sale of assets and termination of charters	1,124	(167)	7,364